EARNING PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
EARNING PER SHARE
NOTE 16  -     EARNING PER SHARE

Composition:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars
A. Basic earnings per share:
Earnings used in the calculation of basic earnings per share to equity holders of the parent	24,967	25,023	10,852	6,662

B. Diluted earnings per share:

Profit used to compute diluted earnings per share from continuing operations	24,967	25,023	10,852	6,662

Weighted average number of shares used in computing basic earnings per share from continuing operations	13,240,913	13,240,913	13,240,913	13,240,913
Weighted average number of shares used in computing diluted earnings per share from continuing operations	13,240,913	13,240,913	13,240,913	13,240,913